Trade accounts and other receivables from unrelated parties	12 Months Ended
Dec. 31, 2023
Trade accounts and other receivables from unrelated parties
Trade accounts and other receivables from unrelated parties

8.Trade accounts and other receivables from unrelated parties

As of December 31, 2023 and December 31, 2022, trade accounts and other receivables from unrelated parties are as follows:

Trade accounts and other receivables from unrelated parties
in € THOUS
	December 31,		December 31,
	2023		2022
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,733,067	439,379	3,742,951	378,831
thereof finance lease receivables	69,291	—	72,853	—
less expected credit losses	(261,854)	(179,636)	(168,681)	(124,081)
Trade accounts and other receivables	3,471,213	259,743	3,574,270	254,750
(1)

Trade accounts receivable balances are credit-impaired when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Other receivables in the amount of €232,844 at December 31, 2023 include receivables from finance leases, operating leases and insurance contracts (December 31, 2022: €198,548). For further information, see note 1 k).

All trade accounts and other receivables from unrelated parties are due within one year.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €122,573 at December 31, 2023 (December 31, 2022: €141,763) are included in the balance sheet item “Other non-current financial assets.” The majority of finance lease receivables are due within 5 years.

When utilized, the Company assigns interests in certain receivables to institutional investors under its Accounts Receivable Facility (as defined below). The receivables assigned under the facility amounted to $1,508,312 (€1,364,988) for the year ended December 31, 2023 (December 31, 2022: $1,429,071 (€1,339,838)). For further information, see note 17.

The following table shows the development of expected credit losses in the fiscal years 2023, 2022 and 2021:

Development of expected credit losses for doubtful accounts from unrelated parties in THOUS €
	2023	2022	2021

Expected credit losses as of January 1	168,681	163,929	142,372
Change in valuation allowances as recorded in the consolidated statements of income	112,242	42,470	44,374
Write-offs and recoveries of amounts previously written-off	(13,413)	(36,180)	(21,622)
Foreign currency translation	(5,656)	(1,538)	(1,195)
Expected credit losses as of December 31	261,854	168,681	163,929

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2023 and as of December 31, 2022:

Aging analysis of trade accounts and other receivables from unrelated parties 2023 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,116,259	775,684	251,580	265,946	323,598	3,733,067
less expected credit losses	(35,706)	(10,738)	(19,049)	(9,006)	(187,355)	(261,854)
Trade accounts and other receivables, net	2,080,553	764,946	232,531	256,940	136,243	3,471,213

Aging analysis of trade accounts and other receivables from unrelated parties 2022 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,143,985	831,384	254,570	246,497	266,515	3,742,951
less expected credit losses	(23,709)	(8,666)	(5,314)	(11,409)	(119,583)	(168,681)
Trade accounts and other receivables, net	2,120,276	822,718	249,256	235,088	146,932	3,574,270

The following table provides a reconciliation of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) for 2023 in accordance with IFRS 17. These receivables are recognized in the consolidated balance sheet within Trade accounts and other receivables from unrelated parties.

Reinsurance contract receivables and liabilities
in € THOUS
	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Reinsurance contract receivables (liabilities) as at January 1,	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	1,544	—	1,544
Claims and other directly attributable expenses paid	(387,949)	—	(387,949)
Premium revenue	583,269	—	583,269
Foreign currency translation and other changes	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) as at December 31,	53,137	(931)	52,206
(1)	Changes that relate to past service include premium revenue for past performance years of €9,038.

Insurance contract receivables and liabilities
in € THOUS	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at January 1,	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	(423,377)	—	(423,377)
Premium revenue	642,529	—	642,529
Foreign currency translation and other changes	(882)	15	(867)
Insurance contract receivables (liabilities) as at December 31,	27,389	(553)	26,836

(1)	Changes that relate to past service include a reduction in premium revenue for past performance years of €7,696.